UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22037

Stone Harbor Investment Funds
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100 Denver, CO			80203
(Address of principal executive offices)			(Zip code)

Adam J. Shapiro, Esq. c/o Stone Harbor Investment Partners LP 31 West 52nd Street, 16th Floor New York, NY 10019
(Name and address of agent for service)

With copies To:
John M. Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2007

Item 1.  Reports to Stockholders.

Stone Harbor

Investment Funds®

Semi-Annual

11.30.07

Letter to Shareholders

November 30, 2007

Dear Shareholder,

On behalf of Stone Harbor Investment Funds (the “Funds”), I would like to welcome you as investors.

This report will cover the period from August 16, 2007, the Funds’ inception date, through November 30, 2007. We will provide you with detailed information about the Funds’ performance, portfolio composition and expenses.

PERFORMANCE

The two Stone Harbor institutional mutual funds outperformed their respective benchmarks during this initial August to November period. The High Yield Bond Fund returned 3.40% net of expenses, compared to the Citigroup High Yield Market Capped Index return of 2.30%. In the same period, The Stone Harbor Emerging Markets Debt Fund returned 8.40% net of expenses, compared to the JP Morgan EMBI Global Diversified Index return of 6.82%. Although this initial period was brief, we were nevertheless pleased with these results, particularly in view of this year’s market turmoil.

THE MARKETS

The events of the credit markets during the latter half of 2007 have been widely discussed in the press. Investors appear to be well-versed in the perils of sub-prime lending and the lax lending standards used during the past few years. Compounding the problem was the splicing of these sub-prime loans into CDOs and CLOs and their placement into financial institutions around the world. Generally, the purchasers of these sub-prime derivatives were Structured Investment Vehicles (SIVs), hedge funds and banks. The fear of not knowing the true extent of potential losses, or even the specific institutions that owned the securities was a primary cause of the global financial system becoming extremely risk averse. The risk aversion was reflected in inter-bank borrowing rates rising to near record spreads to governments, freezing the money markets.

This revised assessment of risk carried into all corners of the credit markets. As is customary during times of stress, investors sought the safety of government bonds. Credit spreads widened substantially in the various sectors of the corporate debt market, including High Yield and Senior Leveraged Loans. The High Yield credit spread as measured by the Citigroup High Yield Market Capped Index widened to 554 basis points from 452 basis points during the August 16 to November 30, 2007 period.

Less affected during this difficult period was the Emerging Markets Debt asset class. One of the factors contributing to this sector’s relative strength has been its improving credit quality. Reflecting this improving credit quality, the leading market index is now 40% investment grade rated versus 1.7% just a decade ago. In addition, the emerging debt markets have been in a very strong technical position. Many countries have been buying back substantial amounts of dollar-based external debt and replacing it with bonds issued in local currencies. Thus, credit spreads in emerging markets debt have been less vulnerable. The market’s average credit spread, as measured by our JP Morgan benchmark, widened only slightly to 270 basis points from 269 basis points during the August 16 to November 30, 2007 period.

BOND PERFORMANCE COMPARISONS

The charts below depict the performance of various debt market indices over our reporting period. As can be seen, The Stone Harbor Funds fared well in comparison.

August 16–
November 30, 2007 (%)
Citigroup Treasury 1-10 Year (1)	4.24
Lehman U.S. Corporate Investment Grade (2)	3.10
Citigroup High Yield Market Capped Index (3)	2.30
JP Morgan EMBI Global Diversified Index (4)	6.82

Stone Harbor High Yield Bond Fund	3.40
Stone Harbor Emerging Markets Debt Fund	8.40

We would like to thank you for your support and confidence in Stone Harbor. We will continue to keep our focus on producing strong investment returns and dedicated client service. Please feel free to contact us directly at 212-548-1200.

Sincerely,

Thomas W. Brock

Chairman of the Board of Trustees

November 30, 2007

(1)       The Citigroup US Treasury 1-10 Year Benchmark (On-The-Run) Index measures total returns for the current ten year on-the-run Treasuries that have been in existence for the entire month.

(2)       The Lehman Brothers U.S. Corporate Investment Grade Index is comprised of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

(3)       The Citigroup High Yield Market Capped Index represents a modified version of the High Yield Market Index by delaying the entry of fallen angel issues and capping the par value of individual issuers at US$5 billion par amount outstanding.

(4)       The JP Morgan EMBI Global Diversified is a uniquely-weighted version of the EMBI Global (Which tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds.) It limits the weights of index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global.

This report must be preceded or accompanied by a prospectus. For more complete information including charges and expenses, please call 1-866-699-8158 to receive a prospectus. Read the prospectus carefully before investing or sending money.

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. [To obtain performance information for the most recent month end, please call 1-866-699-8158.]

For more complete information on the Funds, you may request additional prospectuses by calling 1-866-699-8158. You should consider each Fund’s investment objectives, risk, charges and expenses carefully before you invest. Information about these and other important information is in the Funds’ prospectus which you should read carefully before investing.

Not FDIC insured. May lose value. No bank guarantee.

Disclosure of Fund Expenses

For the period August 16, 2007 (Inception) to November 30, 2007 (Unaudited)

Example. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and/or redemption fees (if applicable) and (2) ongoing costs, including management fees and other Fund expenses. The below examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on August 16, 2007 and held until November 30, 2007.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transaction fees, such as redemption fees, sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction fees were included, your costs would have been higher.

	Beginning	Ending		Expenses
	Account Value	Account Value	Expense	Paid During
	8/16/2007	11/30/2007	Ratio (a)	Period (b)
STONE HARBOR EMERGING MARKETS DEBT FUND
Institutional Class
Actual	$1,000.00	$1,084.00	0.75%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,012.34	0.75%	$2.19

STONE HARBOR HIGH YIELD BOND FUND
Institutional Class
Actual	$1,000.00	$1,034.00	0.55%	$1.62
Hypothetical (5% return before expenses)	$1,000.00	$1,012.92	0.55%	$1.61

(a)  Annualized, based on the Fund’s expenses from August 16, 2007 (inception) through November 30, 2007. Additional information regarding the expenses is discussed on page 36.

(b)  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (106), divided by 365. Note this expense example is typically based on a six-month period. As the Funds’ period of operations is less than six months as of the date of this report (August 16, 2007 to November 30, 2007), the expense examples shown are from inception date of the Funds through November 30, 2007 (106 days).

Summary of Portfolio Holdings

November 30, 2007 (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present holdings as a percent of total net assets (“TNA”) are provided in compliance with such requirements.

EMERGING MARKETS DEBT FUND

Country Breakout	% of TNA
Argentina	9.16%
Brazil	12.29%
Chile	1.40%
Colombia	5.86%
Ecuador	3.37%
Egypt	0.59%
El Salvador	3.95%
Indonesia	1.33%
Iraq	1.32%
Malaysia	6.37%
Mexico	4.69%
Panama	4.24%
Peru	3.41%
Philippines	7.45%
Poland	0.55%
Russia	6.89%
South Africa	1.55%
Tunisia	0.31%
Turkey	3.16%
Ukraine	2.72%
United States	10.16%
Uruguay	3.68%
Venezuela	4.36%
Total	98.81%
Other Assets in Excess of Liabilities	1.19%
Total Net Assets	100.00%

HIGH YIELD BOND FUND

Industry Breakout	% of TNA
Advertising	1.92%
Aerospace - Defense	3.19%
Agriculture	1.09%
Apparel	0.80%
Auto Manufacturers	3.19%
Beverages	1.32%
Biotechnology	0.65%
Building Materials	0.93%
Chemical	4.17%
Coal	0.93%
Commercial Services	4.13%
Distribution - Wholesale	0.54%
Diversified Financial Services	7.85%
Electric	5.10%
Electrical Components & Equipment	0.43%
Entertainment	4.00%
Environmental Control	0.69%
Food	1.08%
Forest Products & Paper	1.06%
Healthcare Products	1.63%
Healthcare Services	3.71%
Holding Companies - Diversified	0.28%
Home Furnishings	0.33%
Internet	0.62%
Iron/ Steel	1.48%
Lodging	1.71%
Machinery - Construction & Mining	0.66%
Media	9.40%
Miscellaneous Manufacturers	1.32%
Multimedia	0.27%
Office - Business Equipment	1.47%
Office Furnishings	0.61%
Oil & Gas	4.63%
Oil & Gas Services	1.14%
Packaging & Containers	1.82%
Pharmaceuticals	0.43%
Pipelines	4.22%
Real Estate Investment Trusts	2.46%
Research Services	0.26%
Retail	2.77%
Semiconductors	0.93%
Telecommunications	8.56%
Transportation	0.75%
Total	94.53%
Other Assets in Excess of Liabilities	5.47%
Total Net Assets	100.00%

Statement of Investments

November 30, 2007 (Unaudited)	Emerging Markets Debt Fund

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 84.04%
Argentina - 9.16%
Republic of Argentina
8.750%, 02/04/2003 (1)	EUR	57,000	$28,656
7.000%, 03/18/2004 (1)	EUR	30,000	14,747
7.000%, 03/18/2004 (1)	EUR	58,000	14,565
9.000%, 05/24/2005 (1)	EUR	25,000	12,279
9.000%, 04/26/2006 (1)	EUR	58,000	27,822
10.000%, 01/03/2007 (1)	ITL	140,000,000	37,337
10.250%, 01/26/2007 (1)	EUR	661,000	337,161
8.000%, 02/26/2008 (1)	EUR	93,000	46,263
7.000%, 03/28/2011		50,000	46,048
5.389%, 08/03/2012 (2)		100,000	88,009
7.000%, 09/12/2013		55,000	47,045
7.000%, 10/03/2015		85,000	68,123
7.000%, 04/17/2017		295,000	230,887
8.280%, 12/31/2033 (3)		394,726	382,884
1.330%, 12/31/2038 (4)		150,000	65,512
			1,447,338

Brazil - 11.14%
Republic of Brazil
6.000%, 01/17/2017		150,000	153,450
8.000%, 01/15/2018		160,000	179,760
8.875%, 10/14/2019		30,000	37,612
12.500%, 01/05/2022	BRL	1,135,000	688,179
8.750%, 02/04/2025		30,000	38,475
10.125%, 05/15/2027		50,000	72,313
10.250%, 01/10/2028	BRL	270,000	138,563
7.125%, 01/20/2037		335,000	383,910
11.000%, 08/17/2040		50,000	67,187
			1,759,449

Chile - 1.40%
Republic of Chile
5.411%, 01/28/2008 (2)		38,000	38,029
5.500%, 01/15/2013		175,000	182,518
			220,547

Colombia - 5.86%
Republic of Colombia
10.750%, 01/15/2013		215,000	264,450
8.250%, 12/22/2014		165,000	189,337

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

Republic of Colombia (continued)
6.678%, 11/16/2015 (2)		100,000	$104,000
11.750%, 02/25/2020		105,000	156,450
9.850%, 06/28/2027	COP	415,000,000	204,514
10.375%, 01/28/2033		5,000	7,494
			926,245

Ecuador - 3.37%
Republic of Ecuador
9.375%, 12/15/2015		235,000	237,350
10.000%, 08/15/2030		305,000	295,850
			533,200

Egypt - 0.59%
Arab Republic of Egypt
8.750%, 07/18/2012 (5)	EGP	500,000	92,457

El Salvador - 3.95%
Republic of El Salvador
7.750%, 01/24/2023		83,000	96,695
7.650%, 06/15/2035		453,000	527,745
			624,440

Indonesia - 1.33%
Indonesia Government Credit Linked Note (7)
10.000%, 07/15/2017	IDR	867,000,000	91,951
Republic of Indonesia
8.500%, 10/12/2035		100,000	117,750
			209,701

Iraq - 1.32%
Republic of Iraq
5.800%, 01/15/2028		325,000	208,000

Malaysia - 3.31%
Malaysia
7.500%, 07/15/2011		135,000	148,128
3.502%, 05/31/2027	MYR	1,445,000	375,369
			523,497

Mexico - 4.29%
United Mexican States
8.000%, 12/19/2013	MXN	1,580,000	145,868

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

United Mexican States (continued)
7.250%, 12/15/2016	MXN	612,500	$53,692
8.125%, 12/30/2019		54,000	66,220
8.300%, 08/15/2031		140,000	183,232
7.500%, 04/08/2033		100,000	121,250
6.750%, 09/27/2034		95,000	106,638
			676,900

Panama - 4.24%
Republic of Panama
7.250%, 03/15/2015		332,000	365,864
9.375%, 01/16/2023		25,000	33,000
8.875%, 09/30/2027		46,000	59,627
9.375%, 04/01/2029		16,000	21,920
6.700%, 01/26/2036		180,000	189,450
			669,861

Peru - 3.41%
Republic of Peru
6.438%, 03/07/2017 (2)		18,900	18,900
6.438%, 03/07/2017 (2)		519,800	519,800
			538,700

Philippines - 7.45%
Republic of Philippines
8.375%, 02/15/2011		26,000	28,080
8.250%, 01/15/2014		227,000	253,956
8.875%, 03/17/2015		58,000	67,788
9.375%, 01/18/2017		430,000	528,362
7.500%, 09/25/2024		145,000	160,588
9.500%, 02/02/2030		30,000	39,975
6.375%, 01/15/2032		100,000	98,500
			1,177,249

Poland - 0.55%
Republic of Poland
5.000%, 10/19/2015		85,000	87,167

Russia - 6.89%
Russia Federation
12.750%, 06/24/2028		14,000	25,480
7.500%, 03/31/2030		934,560	1,062,478
			1,087,958

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

South Africa - 1.55%
Republic of South Africa
6.500%, 06/02/2014		228,000	$244,815

Tunisia - 0.31%
Banque Centrale de Tunisie
7.375%, 04/25/2012		10,000	10,931
8.250%, 09/19/2027		30,000	38,118
			49,049

Turkey - 3.16%
Republic of Turkey
11.000%, 01/14/2013		55,000	67,306
9.500%, 01/15/2014		35,000	41,344
7.250%, 03/15/2015		56,000	59,990
7.000%, 09/26/2016		100,000	105,250
6.750%, 04/03/2018		100,000	102,750
6.875%, 03/17/2036		125,000	123,125
			499,765

Ukraine - 2.72%
Ukraine Government
6.875%, 03/04/2011 (5)		110,000	112,200
7.650%, 06/11/2013		300,000	317,250
			429,450

Uruguay - 3.68%
Republic of Uruguay
7.500%, 03/15/2015		49,000	52,798
8.000%, 11/18/2022		205,000	232,163
7.875%, 01/15/2033 (3)		800	905
Uruguay Inflation Linked Notes
5.000%, 09/14/2018 (6)	UYU	747,150	36,105
4.250%, 04/05/2027 (6)	UYU	476,834	21,650
3.700%, 06/26/2037 (6)	UYU	5,772,026	237,169
			580,790

Venezuela - 4.36%
Republic of Venezuela
8.500%, 10/08/2014		262,000	248,573
9.250%, 09/15/2027		35,000	34,667
9.375%, 01/13/2034		410,000	405,695
			688,935

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $12,813,988)			$13,275,513

CORPORATE BONDS - 4.61%
Brazil - 1.15%
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (5)		100,000	100,542
Petrobras International Finance Co.
5.875%, 03/01/2018		80,000	81,366
			181,908
Malaysia - 3.06%
Petronas Capital Ltd.
7.875%, 05/22/2022		380,000	483,878

Mexico - .40%
Pemex Project Funding Master Trust
8.500%, 02/15/2008		21,000	21,116
9.125%, 10/13/2010		38,000	42,324
			63,440
TOTAL CORPORATE BONDS
(Amortized Cost $693,938)			729,226

U.S. TREASURY SECURITIES - 9.66%
U.S. Treasury Notes
4.875%, 08/31/2008		1,510,000	1,526,752

TOTAL U.S. TREASURY SECURITIES
(Amortized Cost $1,518,042)			1,526,752

MONEY MARKET MUTUAL FUNDS - 0.50%
Dreyfus Cash Advantage Plus Fund (8)		78,633	78,633

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $78,633)			78,633

Total Investments - 98.81%
(Amortized Cost $15,104,601)			$ 15,610,124
Other Assets in Excess of Liabilities - 1.19%			$188,321

Net Assets - 100.00%			$15,798,445

*	The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

	BRL	Brazilian Real
	COP	Colombian Peso
	EGP	Egyptian Pound
	EUR	Euro Currency
	IDR	Indonesian Rupiah
	ITL	Italian Lira
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	UYU	Uruguayan Peso

(1)	Security is currently in default/non-income producing.

(2)	Floating or variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

(3)	Pay-in-kind securities.

(4)	Step Bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at November 30, 2007.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $305,199, which represents approximately 1.93% of net assets as of November 30, 2007.

(6)	The underlying security is inflation linked.

(7)	The security is issued by J.P. Morgan Securities, Inc.

(8)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Please see “Notes to Financial Statements” for further information.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract	Contracted		Purchase/Sale	Expiration	Value on	Current	Unrealized
Description	Amount		Contract	Date	Settlement Date	Value	Depreciation
EURO	330,000	(EUR)	Sale	1/17/08	$469,857	$484,799	$(14,942)

OUTSTANDING SWAP CONTRACTS

Credit Default Swap Contracts

Reference Obligation	Swap\ Counterparty	Notional Amount		Rates Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Protection Sold:
Republic of Venezuela	Lehman	$300,000	(USD)	3.00%	7/20/2017	$(39,529)
Republic of Venezuela	Lehman	325,000	(USD)	4.28%	11/20/2017	(27,241)
Turkish Government
Int’l Bond	J.P. Morgan	70,000	(USD)	1.62%	2/20/2012	(120)
Turkish Government
Int’l Bond	J.P. Morgan	65,000	(USD)	1.92%	3/20/2012	576
Turkish Government
Int’l Bond	Citigroup	350,000	(USD)	1.68%	11/20/1012	(2,327)
Russian Federation	J.P. Morgan	425,000	(USD)	1.04%	9/17/2017	(4,782)
Net Unrealized Depreciation						$(73,423)

Statement of Investments

November 30, 2007 (Unaudited)	High Yield Bond Fund

	Principal
Interest Rate/Maturity Date	Amount	Market Value

CORPORATE BONDS - 87.96%
Advertising - 1.92%
Interep National Radio Sales, Inc.
Series B, 10.000%, 07/01/2008	$4,000	$3,200
Lamar Media Corp.
6.625%, 08/15/2015 (2)	25,000	23,875
6.625%, 08/15/2015	110,000	105,050
Series B, 6.625%, 08/15/2015	330,000	315,150
R.H. Donnelley Corp.
Series A-1, 6.875%, 01/15/2013	50,000	45,875
Series A-2, 6.875%, 01/15/2013	25,000	22,937
Series A-3, 8.875%, 01/15/2016	380,000	361,000
		877,087

Aerospace-Defense - 3.11%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	240,000	238,800
DRS Technologies, Inc.
6.875%, 11/01/2013	50,000	49,625
6.625%, 02/01/2016	20,000	19,800
7.625%, 02/01/2018	160,000	163,600
Esterline Technologies Corp.
6.625%, 03/01/2017	150,000	148,875
L-3 Communications Corp.
7.625%, 06/15/2012	356,000	367,125
Series B, 6.375%, 10/15/2015	100,000	99,500
Moog, Inc.
6.250%, 01/15/2015	210,000	204,750
TransDigm Group, Inc.
7.750%, 07/15/2014	125,000	126,875
		1,418,950

Agriculture - 1.09%
Reynolds American, Inc.
7.625%, 06/01/2016	455,000	499,004

Airlines - 0.00% (3)
Continental Airlines, Inc.
Series 981C, 6.541%, 03/15/2008	1,348	1,338

Apparel - 0.80%
Levi Strauss & Co.
9.750%, 01/15/2015	360,000	363,150

Auto Manufacturers - 2.07%
Ford Motor Co.
7.450%, 07/16/2031	410,000	311,600
8.900%, 01/15/2032	25,000	19,625

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Auto Manufacturers (continued)
General Motors Corp.
8.375%, 07/15/2033	$735,000	$613,725
		944,950

Beverages - 1.02%
Constellation Brands, Inc.
7.250%, 09/01/2016	445,000	418,300
7.250%, 05/15/2017 (2)	50,000	46,750
		465,050

Biotechnology - 0.65%
FMC Finance III SA
6.875%, 07/15/2017 (2)	300,000	295,500

Building Materials - 0.93%
Associated Materials, Inc.
11.250%, 03/01/2014 (5)	130,000	85,150
Interline Brands, Inc.
8.125%, 06/15/2014	175,000	173,250
Nortek, Inc.
8.500%, 09/01/2014	150,000	122,250
NTK Holdings, Inc.
10.750%, 03/01/2014 (5)	75,000	44,625
		425,275

Chemical - 4.17%
Basell AF SCA
8.375%, 08/15/2015 (2)	350,000	296,625
Equistar Chemicals, LP
10.625%, 05/01/2011	28,000	29,400
Hercules, Inc.
6.750%, 10/15/2029	225,000	217,687
Lyondell Chemical Co.
8.000%, 09/15/2014	135,000	153,562
8.250%, 09/15/2016	225,000	264,938
MacDermid, Inc.
9.500%, 04/15/2017 (2)	75,000	68,438
Nalco Co.
8.875%, 11/15/2013	305,000	318,725
NewMarket Corp.
7.125%, 12/15/2016	205,000	203,975
Nova Chemicals Corp.
6.500%, 01/15/2012	370,000	348,725
		1,902,075

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Coal - 0.93%
Arch Western Finance LLC
6.750%, 07/01/2013 (6)	$225,000	$218,812
Peabody Energy Corp.
Series B, 6.875%, 03/15/2013	65,000	65,488
7.375%, 11/01/2016	10,000	10,300
7.875%, 11/01/2026	125,000	129,375
		423,975

Commercial Services - 3.92%
ARAMARK Corp.
8.411%, 02/01/2015 (6)	65,000	63,375
8.500%, 02/01/2015	280,000	282,450
Cadmus Communications Corp.
8.375%, 06/15/2014	200,000	182,000
Corrections Corp. of America
7.500%, 05/01/2011	10,000	10,175
6.250%, 03/15/2013	350,000	347,375
6.750%, 01/31/2014	75,000	75,656
Education Management LLC
8.750%, 06/01/2014	175,000	175,875
10.250%, 06/01/2016	195,000	199,875
Iron Mountain, Inc.
8.625%, 04/01/2013	25,000	25,344
7.750%, 01/15/2015	125,000	126,250
8.750%, 07/15/2018	285,000	299,250
		1,787,625

Distribution-Wholesale - 0.54%
Baker & Taylor, Inc.
11.500%, 07/01/2013 (2)	245,000	246,225

Diversified Financial Services - 7.23%
AmeriCredit Corp.
8.500%, 07/01/2015 (2)	110,000	78,650
Countrywide Home Loans, Inc.
4.250%, 12/19/2007	175,000	173,265
Ford Motor Credit Co.
7.375%, 10/28/2009	275,000	260,481
9.875%, 08/10/2011	725,000	702,116
8.000%, 12/15/2016	460,000	403,091
GMAC, LLC
7.750%, 01/19/2010	125,000	118,722
6.625%, 05/15/2012	105,000	89,040
8.000%, 11/01/2031	145,000	123,322
Hughes Network Systems, LLC
9.500%, 04/15/2014	160,000	162,000

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Diversified Financial Services (continued)
NSG Holdings, LLC
7.750%, 12/15/2025 (2)	$460,000	$456,550
Petroplus Finance Ltd.
6.750%, 05/01/2014 (2)	110,000	102,850
7.000%, 05/01/2017 (2)	200,000	185,000
Residential Capital, LLC
7.875%, 06/30/2015	75,000	48,000
Sensus Metering Systems, Inc.
8.625%, 12/15/2013	125,000	120,000
Snoqualmie Entertainment Authority
9.063%, 02/01/2014 (2)(6)	50,000	48,000
Southern Star Central Corp.
6.750%, 03/01/2016	25,000	24,125
Vanguard Health Holding Co. II, LLC
9.000%, 10/01/2014	215,000	204,787
		3,299,999

Electric - 5.10%
The AES Corp.
9.375%, 09/15/2010	118,000	123,458
8.875%, 02/15/2011	131,000	136,567
7.750%, 03/01/2014	250,000	246,875
8.000%, 10/15/2017 (2)	150,000	150,000
Edison Mission Energy
7.500%, 06/15/2013	55,000	55,275
7.200%, 05/15/2019	290,000	278,400
7.625%, 05/15/2027	160,000	150,000
Intergen NV
9.000%, 06/30/2017 (2)	200,000	211,000
Mirant Americas Generation, LLC
8.500%, 10/01/2021	175,000	162,750
Mirant North America, LLC
7.375%, 12/31/2013	115,000	115,863
NRG Energy, Inc.
7.250%, 02/01/2014	25,000	24,500
7.375%, 02/01/2016	415,000	407,737
TECO Energy, Inc.
7.500%, 06/15/2010	20,000	21,508
Texas Competitive Electric Holdings Co., LLC
10.250%, 11/01/2015 (2)	250,000	241,875
		2,325,808

Electrical Components & Equipment - 0.43%
Belden, Inc.
7.000%, 03/15/2017	200,000	197,500

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Entertainment - 4.00%
AMC Entertainment, Inc.
8.000%, 03/01/2014	$50,000	$47,625
11.000%, 02/01/2016	240,000	252,600
Cinemark, Inc.
9.750%, 03/15/2014 (5)	385,000	359,975
Great Canadian Gaming Corp.
7.250%, 02/15/2015 (2)	180,000	177,300
Isle of Capri Casinos, Inc.
7.000%, 03/01/2014	245,000	210,700
Marquee Holdings, Inc.
12.000%, 08/15/2014 (5)	65,000	54,275
Penn National Gaming, Inc.
6.875%, 12/01/2011	25,000	25,062
Pinnacle Entertainment, Inc.
8.250%, 03/15/2012	25,000	25,375
8.750%, 10/01/2013	175,000	179,375
7.500%, 06/15/2015 (2)	230,000	213,900
Seneca Gaming Corp.
7.250%, 05/01/2012	170,000	171,700
Series B, 7.250%, 05/01/2012	105,000	106,050
		1,823,937

Environmental Control - 0.69%
Allied Waste North America, Inc.
7.250%, 03/15/2015	225,000	225,000
Series B, 7.125%, 05/15/2016	50,000	50,125
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	35,000	37,450
Safety-Kleen Services
9.250%, 06/01/2008 (7)	50,000	10
		312,585

Food - 1.08%
Dean Foods Co.
7.000%, 06/01/2016	80,000	71,200
Dole Food Company, Inc.
7.250%, 06/15/2010	275,000	253,000
8.750%, 07/15/2013	65,000	60,613
Pilgrim’s Pride Corp.
9.250%, 11/15/2013	100,000	107,000
		491,813

Forest Products & Paper - 1.06%
Appleton Papers, Inc.
8.125%, 06/15/2011	120,000	118,200
Series B, 9.750%, 06/15/2014	200,000	196,750

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Forest Products & Paper (continued)
Buckeye Technologies, Inc.
8.000%, 10/15/2010	$111,000	$111,277
8.500%, 10/01/2013	25,000	25,375
NewPage Corp.
10.000%, 05/01/2012	30,000	30,750
		482,352

Healthcare-Products - 1.63%
Accellent, Inc.
10.500%, 12/01/2013	330,000	293,700
Advanced Medical Optics, Inc.
7.500%, 05/01/2017	200,000	183,000
Boston Scientific Corp.
6.400%, 06/15/2016	50,000	46,875
7.000%, 11/15/2035	100,000	89,500
The Cooper Cos., Inc.
7.125%, 02/15/2015	135,000	131,625
		744,700

Healthcare-Services - 3.61%
Community Health Systems, Inc.
8.875%, 07/15/2015	250,000	253,750
Da Vita, Inc.
7.250%, 03/15/2015	445,000	434,987
HCA, Inc.
9.250%, 11/15/2016	250,000	259,375
National Mentor Holdings, Inc.
11.250%, 07/01/2014	175,000	185,062
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	15,000	14,700
7.750%, 07/15/2015	340,000	333,200
United Surgical Partners International, Inc.
8.875%, 05/01/2017	75,000	73,500
9.250%, 05/01/2017 (8)	95,000	91,913
		1,646,487

Holding Companies-Diversified - 0.28%
Atlantic Broadband Finance, LLC
9.375%, 01/15/2014	135,000	126,225

Home Furnishings - 0.33%
Norcraft Cos., LP
9.000%, 11/01/2011	35,000	35,350
Norcraft Holdings, LP
9.750%, 09/01/2012 (5)	125,000	113,125
		148,475

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Internet - 0.10%
FTD, Inc.
7.750%, 02/15/2014	$50,000	$47,500

Iron/Steel - 1.48%
RathGibson, Inc.,
11.250%, 02/15/2014	300,000	309,000
Steel Dynamics, Inc.
7.375%, 11/01/2012 (2)	125,000	124,688
6.750%, 04/01/2015 (2)	250,000	240,000
		673,688

Lodging - 1.24%
MGM Mirage
6.000%, 10/01/2009	35,000	34,825
8.375%, 02/01/2011	75,000	77,062
Station Casinos, Inc.
6.000%, 04/01/2012	60,000	54,750
6.500%, 02/01/2014	20,000	16,300
6.875%, 03/01/2016	95,000	76,119
7.750%, 08/15/2016	325,000	307,125
		566,181

Machinery-Construction & Mining - 0.66%
Terex Corp.,
8.000%, 11/15/2017	300,000	303,000

Media - 8.22%
CanWest MediaWorks, Inc.
8.000%, 09/15/2012	75,000	69,938
CCH I Holdings, LLC
10.000%, 05/15/2014	25,000	16,062
11.750%, 05/15/2014 (5)	230,000	157,550
12.125%, 01/15/2015 (5)	25,000	17,375
11.000%, 10/01/2015	295,000	258,125
CCO Holdings, LLC
8.750%, 11/15/2013	75,000	73,687
Charter Communications Operating, LLC
8.375%, 04/30/2014 (1)(2)	50,000	49,250
CSC Holdings, Inc.
Series B, 7.625%, 04/01/2011	275,000	270,875
6.750%, 04/15/2012	75,000	70,687
Dex Media, Inc.
8.000%, 11/15/2013	20,000	19,200
9.000%, 11/15/2013 (5)	100,000	92,250
Dex Media West, LLC
Series B, 8.500%, 08/15/2010	20,000	20,450
Series B, 9.875%, 08/15/2013	44,000	45,815

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Media (continued)
9.000%, 11/15/2013 (5)	$150,000	$138,375
Echostar DBS Corp.
5.750%, 10/01/2008	55,000	55,069
7.000%, 10/01/2013	25,000	26,000
6.625%, 10/01/2014	350,000	355,250
7.125%, 02/01/2016	35,000	36,619
Idearc, Inc.
8.000%, 11/15/2016	465,000	437,100
Radio One, Inc.
Series B, 8.875%, 07/01/2011	205,000	190,650
The Reader’s Digest Association, Inc.
9.000%, 02/15/2017 (2)	220,000	181,500
Rogers Cable, Inc.
8.750%, 05/01/2032	175,000	221,745
Salem Communications Holding Corp.
7.750%, 12/15/2010	270,000	270,000
Sinclair Television Group, Inc.
8.000%, 03/15/2012	83,000	85,075
Univision Communications, Inc.
9.750%, 03/15/2015 (2)(8)	325,000	303,875
Videotron Ltee
6.875%, 01/15/2014	120,000	115,500
6.375%, 12/15/2015	185,000	171,588
		3,749,610

Miscellaneous Manufacturers - 1.32%
Blount, Inc.
8.875%, 08/01/2012	50,000	50,250
Invensys PLC
9.875%, 03/15/2011 (2)	50,000	52,875
Koppers Holdings, Inc.
9.875%, 11/15/2014 (5)	250,000	213,750
Koppers, Inc.
9.875%, 10/15/2013	50,000	52,750
RBS Global, Inc. and Rexnord Corp.
9.500%, 08/01/2014	235,000	233,825
		603,450

Office-Business Equipment - 1.47%
Xerox Capital Trust I
8.000%, 02/01/2027	670,000	670,996

Office Furnishings - 0.15%
Interface, Inc.
9.500%, 02/01/2014	65,000	67,925

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Oil & Gas - 4.63%
Chaparral Energy, Inc.
8.500%, 12/01/2015	$250,000	$222,500
8.875%, 02/01/2017 (2)	145,000	129,775
Chesapeake Energy Corp.
7.625%, 07/15/2013	200,000	207,500
7.000%, 08/15/2014	50,000	50,250
6.250%, 01/15/2018	435,000	412,162
Exco Resources, Inc.
7.250%, 01/15/2011	450,000	439,875
Hilcorp Energy I, LP
7.750%, 11/01/2015 (2)	245,000	238,263
9.000%, 06/01/2016 (2)	205,000	210,125
Stone Energy Corp.
8.250%, 12/15/2011	75,000	74,625
Swift Energy Co.
7.125%, 06/01/2017	135,000	128,250
		2,113,325

Oil & Gas Services - 1.14%
Complete Production Services, Inc.
8.000%, 12/15/2016	200,000	191,000
Dresser-Rand Group, Inc.
7.375%, 11/01/2014	330,000	327,525
		518,525

Packaging & Containers - 1.82%
Crown Americas, LLC
7.750%, 11/15/2015	55,000	56,375
Graphic Packaging International, Inc.
8.500%, 08/15/2011	10,000	9,900
9.500%, 08/15/2013	210,000	208,950
Owens Brockway Glass Container, Inc.
8.250%, 05/15/2013	25,000	26,000
6.750%, 12/01/2014	275,000	274,312
Owens-Illinois, Inc.
7.500%, 05/15/2010	50,000	50,500
Packaging Dynamics Finance Corp.
10.000%, 05/01/2016 (2)	225,000	205,875
Radnor Holdings Corp.
11.000%, 03/15/2010 (7)	25,000	313
		832,225

Pharmaceuticals - 0.43%
Valeant Pharmaceuticals International
7.000%, 12/15/2011	205,000	196,800

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Pipelines - 4.22%
ANR Pipeline Co.
7.375%, 02/15/2024	$60,000	$68,918
7.000%, 06/01/2025	10,000	11,151
Atlas Pipeline Partners, LP
8.125%, 12/15/2015	200,000	197,000
Dynegy Holdings, Inc.
8.375%, 05/01/2016	395,000	381,669
7.125%, 05/15/2018	75,000	65,062
7.750%, 06/01/2019	60,000	54,300
7.625%, 10/15/2026	25,000	21,438
Targa Resources, Inc.
8.500%, 11/01/2013 (2)	455,000	448,175
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	150,000	177,577
Transcontinental Gas Pipe Line Corp.
6.400%, 04/15/2016	50,000	52,625
Williams Cos., Inc.
7.875%, 09/01/2021	125,000	141,875
8.750%, 03/15/2032	250,000	303,125
		1,922,915
Real Estate Investment Trusts - 2.37%
Felcor Lodging, LP
8.500%, 06/01/2011	250,000	264,375
7.260%, 12/01/2011 (6)	90,000	89,550
Host Marriott, LP
7.125%, 11/01/2013	75,000	75,563
Series O, 6.375%, 03/15/2015	75,000	73,687
Series Q, 6.750%, 06/01/2016	400,000	399,000
Omega Healthcare Investors, Inc.
7.000%, 04/01/2014	180,000	179,100
		1,081,275
Retail - 2.77%
Claire’s Stores, Inc.
9.625%, 06/01/2015 (2)(8)	255,000	187,425
10.500%, 06/01/2017 (2)	350,000	224,000
Inergy, LP
8.250%, 03/01/2016	125,000	129,687
Michaels Stores, Inc.
10.000%, 11/01/2014	220,000	217,800
11.375%, 11/01/2016	75,000	71,813
Neiman-Marcus Group, Inc.
9.000%, 10/15/2015 (8)	20,000	20,900
10.375%, 10/15/2015	200,000	213,500
Sbarro, Inc.
10.375%, 02/01/2015	225,000	196,875
		1,262,000

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Semiconductors - 0.83%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	$140,000	$128,625
9.125%, 12/15/2014 (8)	285,000	250,087
		378,712

Telecommunications - 7.77%
American Tower Corp.
7.500%, 05/01/2012	75,000	77,062
7.000%, 10/15/2017 (2)	50,000	51,125
Citizens Communications Co.
7.875%, 01/15/2027	125,000	120,625
9.000%, 08/15/2031	305,000	308,813
Embarq Corp.
7.082%, 06/01/2016	85,000	88,790
7.995%, 06/01/2036	350,000	370,989
Intelsat Bermuda Ltd.
11.250%, 06/15/2016	200,000	208,000
Intelsat Corp.
9.000%, 08/15/2014	25,000	25,500
Level 3 Financing, Inc.
12.250%, 03/15/2013	220,000	220,550
9.250%, 11/01/2014	190,000	171,475
Lucent Technologies, Inc.
6.450%, 03/15/2029	260,000	210,600
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	265,000	252,413
Qwest Communications International, Inc.
Series B, 7.500%, 02/15/2014	175,000	174,562
Qwest Corp.
8.875%, 03/15/2012	100,000	107,875
7.500%, 06/15/2023	25,000	23,875
6.875%, 09/15/2033	625,000	571,875
Rogers Wireless, Inc.
7.250%, 12/15/2012	30,000	32,801
8.000%, 12/15/2012	45,000	46,994
Rural Cellular Corp.
8.580%, 06/01/2013 (2)(6)	230,000	234,600
Wind Acquisition Finance SA
10.750%, 12/01/2015 (2)	20,000	21,700
Windstream Corp.
8.625%, 08/01/2016	215,000	224,138
		3,544,362

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Transportation - 0.75%
Bristow Group, Inc.
7.500%, 09/15/2017 (2)	$105,000	$105,919
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	230,000	237,475
		343,394

TOTAL CORPORATE BONDS (Amortized Cost $39,733,380)		40,125,968

CONVERTIBLE CORPORATE BONDS - 0.22%
Aerospace-Defense - 0.08%
Alliant Techsystems, Inc.
2.750%, 02/15/2024 (2)	10,000	15,213
L-3 Communications Corp.
3.000%, 08/01/2035 (2)	15,000	18,694
		33,907

Media - 0.05%
Sinclair Broadcast Group, Inc.
4.875%, 07/15/2018 (4)	25,000	23,375

Real Estate Investment Trusts - 0.09%
MeriStar Hospitality Corp.
9.500%, 04/01/2010	40,000	41,060

TOTAL CONVERTIBLE CORPORATE BONDS
(Amortized Cost $93,487)		98,342

BANK LOANS - 5.82%
Auto Manufacturers - 1.12%
Ford Motor Co.
8.700%, 11/29/2013	545,875	511,199

Beverages - 0.30%
Tropicana Products, Inc.
7.448%, 12/15/2011	142,147	137,727

Commercial Services - 0.21%
ARAMARK Corp.
5.198%, 01/26/2014	6,573	6,287
7.198%, 01/26/2014	91,966	87,966
		94,253

Diversified Financial Services - 0.62%
First Data Corp B-1
7.960%, 10/08/2014	300,000	284,644

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Healthcare-Services - 0.10%
HCA, Inc.
7.448%, 11/18/2013	$49,625	$47,632

Internet - 0.52%
Level 3 Communications, Inc.
7.610%, 03/09/2014	250,000	237,396

Lodging - 0.47%
Las Vegas Sands Corp.,
0.750%, 05/28/2013	45,000	42,622
6.950%, 05/28/2013	179,550	170,063
		212,685

Media - 1.13%
Crown Castle International Corp.
6.731%, 03/02/2014	248,750	237,290
Merrill Communications, LLC
11.253%, 11/27/2013	150,000	140,625
Univision Communications, Inc.
1.000%, 10/20/2008	5,034	4,630
7.072%, 10/20/2008	4,027	3,703
7.210%, 10/03/2014	140,938	129,620
		515,868

Multimedia - 0.27%
Riverdeep Interactive Learning, Ltd.
7.948%, 01/02/2014	124,060	123,466

Office Furnishings - 0.46%
Collins & Aikman Floorcoverings, Inc.
7.902%, 05/08/2014	224,438	208,727

Research Services - 0.26%
Nielsen Finance, LLC
6.896%, 08/08/2013	123,750	117,571

Semiconductors - 0.10%
Freescale Semiconductor, Inc.
7.330%, 12/01/2013	50,000	46,812

Telecommunications - 0.26%
Charter Communications Holdings, LLC
7.130%, 04/11/2014 (1)	125,000	116,755

TOTAL BANK LOANS (Amortized Cost $2,692,169)		2,654,735

	Principal
Interest Rate/Maturity Date	Amount	Market Value

COMMON STOCKS - 0.53%
Telecommunications - 0.53%
American Tower Corp. (9)	$3,930	$178,972
Virgin Media, Inc.	3,372	64,068

TOTAL COMMON STOCKS (Cost $220,178)		243,040

MONEY MARKET MUTUAL FUNDS - 3.22%
Dreyfus Cash Advantage Plus Fund (1)	1,469,039	1,469,039

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $1,469,039)		1,469,039

Total Investments - 97.75% (Amortized Cost $44,208,253)		$44,591,124

Other Assets in Excess of Liabilities - 2.25%		1,027,896

Net Assets - 100.00%		$45,619,020

(1)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,885,615, which represents approximately 12.90% of net assets as of November 30, 2007.

(3)	Amount represents less than 0.05% of net assets.

(4)	Step-bond coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at November 30, 2007.

(5)	These securities are issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(6)	Floating or variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

(7)	Security is currently in default/non-income producing.

(8)	Pay-in-kind securities.

(9)	Non-income producing.

Please see “Notes to Financial Statements” for further information.

Statement of Assets & Liabilities

November 30, 2007 (Unaudited)

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund

ASSETS:
Investments, at value (1)	$15,610,124	$44,591,124
Cash	––	31
Receivable for investments sold	299,989	285,619
Interest receivable	325,651	1,004,645
Receivable from investment advisor	3,807	16,860
Unrealized appreciation on swap agreements	7,584	––
Deferred offering costs	38,005	38,005
Total Assets	16,285,160	45,936,284

LIABILITIES:
Payable to custodian	1,953	––
Payable for investments purchased	322,461	188,658
Unrealized depreciation on swap agreements	73,999	––
Unrealized depreciation on forward foreign currency contracts	14,942	––
Payable for offering cost	6,817	6,817
Payable for trustee fees	4,493	4,530
Other payables	62,050	117,259
Total Liabilities	486,715	317,264
Net Assets	$15,798,445	$45,619,020

NET ASSETS CONSIST OF:
Paid in capital	$14,704,239	$44,066,487
Undistributed net investment income	307,022	1,073,434
Accumulated net realized gain on investments, swaps and translation of assets and liabilities denominated in foreign currency	315,092	96,228
Net unrealized appreciation on investments, swaps and translation of assets and liabilities denominated in foreign currencies	472,092	382,871
Net Assets	$15,798,445	$45,619,020

PRICING OF SHARES:
Institutional Class Shares
Net Assets	$15,798,445	$45,619,020
Shares of beneficial interest outstanding (unlimited number of shares, par value of $0.001 per share authorized)	1,457,166	4,411,781
Net asset value, offering and redemption price per share	$10.84	$10.34

(1) Cost of Investments.	$15,104,601	$44,208,253

Please see “Notes to Financial Statements” for further information.

Statement of Operations

For the period August 16, 2007 (Inception) to November 30, 2007 (Unaudited)

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund

INVESTMENT INCOME
Interest	$338,569	$1,146,400
Dividends	––	135
Total Investment Income	338,569	1,146,535

EXPENSES
Investment advisory fee	25,190	66,325
Administrative fee	15,636	51,491
Custodian fees	4,378	1,741
Audit fees	23,841	23,841
Printing fees	4,652	4,675
Offering costs	15,494	15,494
Legal fees	5,003	20,401
Trustee fees	4,493	4,530
Transfer agent fees	5,855	5,852
Insurance fees	2,342	7,027
Other	342	1,591
Total expenses before waiver/reimbursement	107,226	202,968
Less fees waived by investment advisor	(25,190)	(66,325)
Less fees reimbursed by investment advisor	(50,489)	(63,542)
Total Net Expenses	31,547	73,101
Net Investment Income	307,022	1,073,434

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	203,217	96,228
Swaps	1,079	––
Foreign currency transactions	110,796	––
Net realized gain	315,092	96,228
Change in unrealized appreciation on:
Investments	505,523	382,871
Swaps	(66,415)	––
Translation of assets and liabilities denominated in foreign currencies	32,984	––
Net change	472,092	382,871
Net Realized and Unrealized Gain on Investments	787,184	479,099
Net Increase in Net Assets Resulting from Operations	$1,094,206	$1,552,533

Please see “Notes to Financial Statements” for further information.

Statement of Changes in Net Assets

For the period August 16, 2007 (Inception) to November 30, 2007 (Unaudited)

Stone Harbor
Emerging Markets
Debt Fund

OPERATIONS
Net investment income	$307,022
Net realized gain on investments:
Securities transactions	203,217
Swaps	1,079
Foreign currency transactions	110,796
Net change in unrealized appreciation on investments, swaps and foreign currency translations	472,092
Net increase in net assets resulting from operations	1,094,206

CAPITAL SHARE TRANSACTIONS:
Institutional Class Shares
Initial Investment (See Note 1)	50,000
Proceeds from sale of shares	15,314,239
Cost of shares redeemed	(660,000)
Net increase in net assets from capital share transactions	14,704,239
Net Increase in Net Assets	15,798,445
Net Assets
Beginning of period	––
End of period (including undistributed net investment income of $307,022)	$15,798,445

OTHER INFORMATION:
Share Transactions:
Institutional Class Shares
Initial investment (See Note 1)	5,000
Sold	1,513,964
Redeemed	(61,798)
Net increase in shares outstanding	1,457,166

Please see “Notes to Financial Statements” for further information.

Statement of Changes in Net Assets

For the period August 16, 2007 (Inception) to November 30, 2007 (Unaudited)

Stone Harbor
High Yield
Bond Fund

OPERATIONS
Net investment income	$1,073,434
Net realized gain on investments	96,228
Net change in unrealized appreciation on investments	382,871
Net increase in net assets resulting from operations	1,552,533

CAPITAL SHARE TRANSACTIONS
Institutional Class Shares
Initial Investment (See Note 1)	50,000
Proceeds from sales of shares	45,356,487
Cost of shares redeemed	(1,340,000)
Net increase in net assets from capital share transactions	44,066,487
Net Increase in Net Assets	45,619,020
Net Assets
Beginning of period	––
End of period (including undistributed net investment income of $1,073,434)	$45,619,020

OTHER INFORMATION:
Share Transactions:
Institutional Class Shares
Initial investment (See Note 1)	5,000
Sold	4,535,627
Redeemed	(128,846)
Net increase in shares outstanding	4,411,781

Please see “Notes to Financial Statements” for further information.

Financial Highlights
For a share outstanding through the period presented	Emerging Markets Debt Fund
Institutional Class Shares

	For the period
	August 16, 2007
	(Inception) to
	November 30, 2007

Net asset value - beginning of the period	$10.00
Income from investment operations
Net investment income	0.21
Net realized and unrealized gain on investments	0.63
Total income from investment operations	0.84
Net Increase in Net Asset Value	0.84
Net asset value - end of period	$10.84

Total Return (1)(2)	8.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$15,798
Ratio of expenses to average net assets with fee waivers/reimbursements	0.75	%*
Ratio of expenses to average net assets without fee waivers/reimbursements	2.55	%*
Ratio of net investment income to average net assets with fee waivers/reimbursements	7.29	%*

Portfolio Turnover Rate (3)	67%

*	Annualized.

(1)	Total returns for periods of less than one year are not annualized.

(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(3)

A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases at cost and proceeds from sales of investment securities (excluding short-term and U.S. Government securities) for the period August 16, 2007 (Inception) to November 30, 2007 were $22,085,280 and $8,958,696, respectively. Purchases at cost and proceeds from sales of U.S. Government securities for the period August 16, 2007 (Inception) to November 30, 2007 were $1,877,093 and $356,692, respectively.

Please see “Notes to Financial Statements” for further information.

Financial Highlights
For a share outstanding through the period presented	High Yield Bond Fund
Institutional Class Shares

	For the period
	August 16, 2007
	(Inception) to
	November 30, 2007

Net asset value - beginning of the period	$10.00
Income from investment operations
Net investment income	0.24
Net realized and unrealized gain on investments	0.10
Total income from investment operations	0.34
Net Increase in Net Asset Value	0.34
Net asset value - end of period	$10.34

Total Return (1)(2)	3.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$45,619
Ratio of expenses to average net assets with fee waivers/reimbursements	0.55	%*
Ratio of expenses to average net assets without fee waivers/reimbursements	1.53	%*
Ratio of net investment income to average net assets with fee waivers/reimbursements	8.07	%*

Portfolio Turnover Rate (3)	8%

*	Annualized.

(1)	Total returns for periods of less than one year are not annualized.

(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(3)

A portfolio turnover rate is the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases at cost and proceeds from sales of investment securities (excluding short-term securities) for the period ended August 16, 2007 (Inception) to November 30, 2007 were $46,206,568 and $3,648,897, respectively.

Please see “Notes to Financial Statements” for further information.

Notes to Financial Statements

November 30, 2007 (Unaudited)

1.  ORGANIZATION

Stone Harbor Investment Funds (the “Trust”) is a newly organized open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on February 20, 2007 as a Massachusetts Business Trust. The Trust currently offers shares of beneficial interest (“shares”) of the Stone Harbor Emerging Markets Debt Fund and Stone Harbor High Yield Bond Fund (the “Funds”). Each Fund is a non-diversified portfolio with an investment objective to maximize total return. Shares of each Fund are currently divided into two classes, designated Institutional Class Shares and Distributor Class Shares. The Declaration of Trust permits the Trustees to create additional funds and share classes.

As newly organized entities, the Funds have no operating history. The Funds did not have any operations before the seed capital audit on June 15, 2007, other than those relating to the sale and issuance of 10,000 common shares, in the amount of 5,000 common shares in the Institutional Class for each Fund to Stone Harbor Investment Partners LP (“Stone Harbor” or the “Adviser”).

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation:  For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of each Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4 p.m. Eastern time). With respect to each Fund, such calculation is determined on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Funds’ Board of Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Notes to Financial Statements (con’t)

November 30, 2007 (Unaudited)

Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Amortized cost involves valuing an instrument at its original cost to a Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of a Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees of the applicable Fund.

Securities Transactions:  Investment transactions are recorded on a trade date basis (on the date the investments are purchased or sold).

Investments:  investments are accounted for on a mark-to-market basis with realized gains and losses and unrealized appreciation or depreciation of investment reported in the current period.

Investment Income:  Interest income are accrued and recorded on a daily basis including amortization of premiums, accretion of discounts and income earned from money market funds.  Interest is not accrued on securities that are in default.  Dividend income is recorded on the ex-dividend date.

Other Expenses:  Trust expenses which are not fund specific are allocated to each fund based upon its relative proportion of net to the Trust’s totals.

Forward Foreign Currency Transactions:  The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency.

Credit Default Swaps:  The Funds may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty. Unrealized gains, including the accrual of interest are recorded as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the credit

Notes to Financial Statements (con’t)

November 30, 2007 (Unaudited)

default swap, including the accrual of interest to be paid or received is reported as a change in unrealized appreciation/depreciation on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreement.

Use of Estimates:  The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. For investment companies this requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes:  Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. Each Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders:  Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded by the Funds on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions are known.

3.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

At November 30, 2007, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund

Gross appreciation (excess of value over tax cost)	$603,552	$––
Gross depreciation (excess of tax cost over value)	(100,372)	(1,699,764)
Net unrealized appreciation/(depreciation)	$503,180	$(1,699,764)
Cost of investments for income tax purposes	$15,106,944	$46,290,888

The differences between book and tax net unrealized appreciation/(depreciation) are wash sale loss deferrals and carryover costs of certain investments.

Notes to Financial Statements (con’t)

November 30, 2007 (Unaudited)

4.  ADVISORY FEES

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Trust, Stone Harbor is entitled to an investment advisory fee, computed daily and payable monthly of 0.50% and 0.60% of the average daily net assets for Stone Harbor High Yield Bond Fund and Stone Harbor Emerging Markets Debt Fund, respectively.

The Adviser has contractually agreed to waive fees and reimburse expenses with respect to each of the Funds so that the Net Annual Operating Expenses (exclusive of acquired Fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) of the Stone Harbor High Yield Bond Fund Institutional Class, Stone Harbor High Yield Bond Fund Distributor Class, Stone Harbor Emerging Markets Debt Fund Institutional Class and Stone Harbor Emerging Markets Debt Fund Distributor Class will not exceed 0.55%, 0.80%, 0.75% and 1.00%, respectively. This undertaking is in effect through July 31, 2008 and is reevaluated on an annual basis. In addition, the Funds’ organizational expenses will be borne by the Adviser.

The Adviser will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. A Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

5.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. As of November 30, 2007, management has evaluated the application of FASB Interpretation No. 48 to the Funds and has determined that there is no material impact resulting from the adoption of this interpretation on the Funds’ financial statements.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management has evaluated the impact the adoption of SFAS No. 157 will have on the Funds’ financial statements and believes that the impact on the disclosures will depend upon the composition of the portfolio on the date of adoption.

6. OTHER

Board of Trustees Compensation:  No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Funds for serving as an officer or trustee of the Funds. Each individual Fund pays each Trustee who is not an interested person, as defined by the 1940 Act, of the Adviser or any of its affiliates, a fee of $1,250 per quarter plus $500 for each additional meeting in which that Trustee participates. All Trustees are reimbursed for reasonable travel and out-of-pocket expenses incurred to attend such meetings.

Additional Information

November 30, 2007 (Unaudited)

PORTFOLIO HOLDINGS

The SEC has adopted the requirement that all funds file a complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. For the Funds, this would be for the fiscal quarters ending August 31 and February 29. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q will be available on the SEC’s website at http://www. sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call
1-800-732-0330 for information on the operation of the Public Reference Room).

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the period ending June 30, 2008 will be available without a charge, upon request, by contacting Stone Harbor Investment Funds at 1-866-699-8158 or on the SEC website at http://www.sec.gov.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Board of Trustees, including the Independent Trustees, considers matters bearing on each Fund’s investment advisory agreement (together, the “Agreements”) at most of its meetings throughout the year. In addition, upon the expiration of the current Agreements in 2009, the Board, including the Independent Trustees, will meet once a year to review the Agreements and to determine whether to approve the continuation of the Agreements for an additional one-year period.

The Funds commenced operations in August 2007. The Board of Trustees approved each Fund’s Agreement at their initial Board meeting held on June 21, 2007. In considering whether to approve the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the following:

The nature, extent and quality of the services to be provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services proposed to be provided by Stone Harbor Investment Partners (the “Adviser”) to the Funds. The Trustees also considered the nature, extent and quality of the services provided by the Adviser to its institutional clients and sub-advised funds and the proposed dedication of resources to the Funds by the Adviser, including the Adviser’s dedication to attract and retain superior talent. The Trustees also noted that each Fund was expected to be offered to institutional clients of the Adviser and not to “retail” investors.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each investment advisory agreement, that the nature, extent and quality of services proposed supported the approval of the Agreements.

Additional Information (con’t)

November 30, 2007 (Unaudited)

Investment performance of the Adviser. Prior to the approval of the Agreements, the Trustees received information regarding the performance of other accounts managed or sub-advised by the Adviser or its personnel over various time periods, including information which compared the Adviser’s performance to that of appropriate performance benchmarks. They also considered the expense caps proposed for the Fund, which by lowering expenses would help performance.

The Trustees also considered the Adviser’s performance and reputation generally and its proposed investment techniques, risk management controls and decision-making processes.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each Agreement, that the performance of the Adviser supported the approval of the Agreements.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Funds. The Trustees considered the proposed fees to be charged to the Funds for advisory services as well as the total expense levels proposed for the Funds. This information included comparisons (provided by an independent third party) of the Funds’ proposed advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to its institutional and sub-advised accounts. In considering the fees charged to the Adviser’s institutional accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, and the fact that institutional clients generally paid for custodial services separately. In evaluating each Fund’s proposed advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees also considered the expense caps proposed by the Adviser and the fact that the Adviser did not expect to earn a profit from managing the Funds during the Funds initial fiscal year.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each Agreement, that the advisory fees proposed for each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser in respect of its relationship with the Funds supported the approval of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of proposed services by the Adviser and whether those economies would be shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that because the Funds were newly organized, the expected sizes of the Funds in the near term were not expected to generate any economies of scale. The Trustees also noted that the Funds would be subject to expense caps.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each investment advisory agreement, that the extent to which economies of scale would be shared with the Funds supported the approval of the Agreements.

Additional Information (con’t)

November 30, 2007 (Unaudited)

The Trustees also considered other factors, which included but were not limited to the following:

•                  the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser proposed to provide to the Funds, including resources designed to ensure compliance with the investment objectives, policies and restrictions of each Fund.

•                  potential “fallout benefits” to the Adviser, such as the benefits from offering its clients the ability to invest in a registered investment company.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, concluded that the investment advisory agreements for each of the Funds should be approved.

OFFICERS AND TRUSTEES

Alan Brott, Trustee

Heath B. McLendon, Trustee

Patrick Sheehan, Trustee

Thomas W. Brock, Chairman

Peter J. Wilby, President

Pablo Cisilino, Exec. Vice President

James E. Craige, Exec. Vice President

Thomas K. Flanagan, Exec. Vice President

Beth A. Semmel, Exec. Vice President

Jeffrey S. Scott, Chief Compliance Officer

Adam Shapiro, Secretary/Anti-Money Laundering Officer

James J. Dooley, Treasurer

Wade Clouse, Assistant Treasurer

INVESTMENT ADVISER

Stone Harbor Investment Partners LP

31 W. 52nd Street 16th Floor

New York, NY 10019

ADMINISTRATOR & FUND ACCOUNTANT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

TRANSFER AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

CUSTODIAN

The Bank of New York

One Wall Street

New York, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 17th Street, Suite 3600

Denver, Colorado 80202

This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Item 2.            Code of Ethics.

Not applicable to this Report.

Item 3.            Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.            Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.            Audit Committee of Listed Registrants.

Not applicable to this Report.

Item 6.            Schedule of Investments.

Schedule of Investments is included as part of the Semi-Annual Report to Shareholders included under Item 1 of this form.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.            Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.          Submission of Matters to a Vote of Security Holders.

Shareholders who wish to recommend a nominee should send recommendations to the Fund’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected by the shareholders.

Item 11.          Controls and Procedures.

(a)   The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.
13a-15(b) or 240.15d-15(b)).

(b)    No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the Registrant’s second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)       Not applicable to this Report.

(a)(2)       The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)       Not applicable.

(b)           The certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	February 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	February 7, 2008

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	February 7, 2008